Changes In Warrants Stock Options And Capital Increase (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants and stock options granted - Change in shareholders equity resulting from the January 2012 Exchange Agreement	€ 805
Warrants and stock options granted - Other changes in shareholders equity	76
Warrants and stock options granted	881	199	327
Capital increase - Change in shareholders equity resulting from the January 2012 Exchange Agreement	3,882
Capital increase - Other changes in shareholders equity	1,898
Capital increase	5,780	758	8,966
Total Capital increase - Change in shareholders equity resulting from the January 2012 Exchange Agreement	4,687
Total Capital increase - Other changes in shareholders equity	1,974
Total Capital Increase	€ 6,661